  This report is transmitted to the shareholders of The Zweig Fund, Inc. for their information. This is not a prospectus, circular or representation intend-ed for use in the purchase of shares of the Fund or any securities mentioned in this report.


  [LOGO OF THE ZWEIG FUND]


      QUARTERLY REPORT


        MARCH 31, 1996

                                                                   May 15, 1997
Dear Shareholder:

  The Zweig Fund's net asset value increased 1.4% during the three months ended March 31, 1997, including the $0.28 distribution paid on January 10, 1997. During the same period, the Standard & Poor's 500 Index gained 2.7%, including dividends. Maintaining our risk-averse policy, the Fund's exposure during the first quarter averaged approximately 61%.

  In evaluating our performance, it is important to note that, according to Lipper Analytical Services, the average domestic diversified stock mutual fund took a pounding in the quarter, losing about 2%. This was the worst showing since the first quarter of 1994.

  The S & P's 500 Index outperformed nearly 90% of all actively managed stock funds but its results masked a more difficult market. The gains were concentrated in a small number of large stocks that carry more weight than small ones in calculating the results.

  While I wish we had done a bit better, I am glad that we beat the average domestic stock fund by more than 3 percentage points in the quarter. That's because we kept our exposure down. When the market dropped, the impact on our Fund was rather small. This was in line with our aim of earning reasonable returns over the long run while avoiding big losses when the market falls apart.


                             DISTRIBUTION DECLARED

  On March 17, 1997, the Fund announced a distribution of $0.29 per share payable April 25, 1997, to shareholders of record on April 11, 1997. Including this distribution, our total payout since the Fund's inception is $11.62.


                                MARKET OUTLOOK

  At this writing we are roughly 67% invested, which is consistent with my overall neutral position on the market.

  My indicators present a mixed picture. Our monetary model, which had been relatively neutral, is now moderately bearish. This reflects the corrections in the bond market and in financial stocks, particularly banks. However, my sentiment indicators, which were really poor in January and early February, now are not so bad. Factors such as the put/call ratio and advisory sentiment, which is showing much more pessimism, are plusses. On the negative side, the asset-to-cash ratios at mutual funds is the lowest in about twenty years. With momentum not great at this time, it all adds up to my neutral stance on the market.

  As I see it, the economy is not totally overheated but it is not lukewarm either. The most troubling aspect is the tight labor market. Rising wages could increase inflationary pressures. Also, capacity utilization is quite high and the inventory to sales ratio is at a record low. We have also seen steady increases in monetary growth. These are all factors in the recent tightening by the Fed in an effort to preempt a resurgence of inflation.

  This was an initial tightening and I always say, "Don't Fight the Fed." Normally the market tends to work its way higher for a week or two after an initial tightening but that's not what happened this time. There was a correction of over 4% in three days after the move, but I attribute this to some very strong economic numbers that came out on those particular days.

  My research indicates that when the market gets off to a bad start following an initial hike, it is usually followed by a rally. But when you go about three months down the road the odds are that the market will be lower. It is not always lower--I'm talking about probabilities. So we will see what happens.

  I am not even trying to guess what the Fed will do about further hikes. Majority opinion is leaning toward another boost or two. This indicates that much of this feeling has already been absorbed by the market--and we have already seen almost a 10% correction. So I can't get too bearish at this moment. For that to happen, I would have to see rates go higher.

  Summing up, market positives include the fact that a lot of pessimism has been built up in recent weeks on the correction, giving the market a really good shot at a rally. The main weaknesses are the poor performance of the bond market and, more recently, the financial stocks. Lurking in the background is the long-term factor that the market is clearly overvalued--and that's not good. Given the poor monetary conditions and the valuation situation, I can't get too bullish. So I am sort of in the middle with a neutral position. Of course I will remain flexible and react in a disciplined manner to changing market conditions.

                             PORTFOLIO COMPOSITION

  To implement my basic allocation strategy, the majority of our stocks continue to be acquired or sold on the basis of a proprietary computer-driven model that is weighted toward a value approach with secondary emphasis on growth. Various criteria are employed to evaluate and rank the most liquid stocks with the highest dividend yields.

  Although we have reduced our exposure in utilities, oil and oil services, financial services, and the automotive field, these industries remain among our leading sectors. Other top categories include metals and manufacturing, where we have increased our holdings. We have lightened our positions in the retail and telecommunications areas, but these groups still occupy prominent positions in our portfolio.

  Our leading individual holdings include USX-Marathon, Chrysler, Salomon, Telefonos de Mexico, Ford, General Motors, RJR/Nabisco, Elf Aquitaine, Dayton Hudson, and American Stores.

  Among the above positions, we have increased our holdings in Salomon, Telefonos de Mexico, RJR/Nabisco, and Elf Aquitaine and reduced our positions in General Motors and American Stores.

  We have sold our positions in Texaco and Merrill Lynch and cut back in Telefonica de Espana, BankAmerica, Rohm & Haas, and NYNEX.

  As mentioned in the last annual report, our portfolio also includes a number of closed end funds that are selling at significant discounts from their net asset values. When the market again places a premium on valuation, as it has done historically, discounts should narrow and more closely reflect the net asset values. This would enhance the profitability of these holdings.

                             TRANSFER AGENT CHANGE

  Please be advised that the Board of Directors, at their meeting on May 15, 1997, appointed State Street Bank and Trust as Transfer Agent, Registrar and Dividend Disbursing Agent for The Zweig Fund, Inc. effective September 1, 1997. State Street has capably served as Transfer Agent for The Zweig Series Trust for many years and will now also assume these responsibilities for our other closed-end fund, The Zweig Total Return Fund, Inc. Both funds will enjoy some cost savings from this consolidation and shareholders will now have the convenience of the same address and toll-free phone number for all Zweig Funds.

  No action is required on your part as a result of this change. We will notify shareholders of the new address and toll-free phone number in our June 30, 1997 shareholder report.

                Sincerely,

                /s/  Martin E. Zweig
                Martin E. Zweig, Ph.D.
                Chairman

                              THE ZWEIG FUND, INC.

                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                          NUMBER OF
                                                           SHARES      VALUE
                                                          --------- -----------
Common Stocks                                      59.48%
Aerospace & Defense                                 0.88%
  Gencorp, Inc. .........................................   42,600  $   809,400
  General Motors Corp., Class H..........................   80,000    4,340,000
                                                                    -----------
                                                                      5,149,400
                                                                    -----------
Apparel Manufacturer                                0.17%
  Russell Corp. .........................................   27,800      993,850
                                                                    -----------
Automotive                                          3.86%
  Borg-Warner Automotive Corp. ..........................   29,500    1,257,438
  Chrysler Corp. ........................................  247,200    7,416,000
  Ford Motor Corp. ......................................  197,200    6,187,150
  General Motors Corp. ..................................  110,300    6,107,862
  Volvo AB, ADR..........................................   57,500    1,495,000
                                                                    -----------
                                                                     22,463,450
                                                                    -----------
Banks                                               1.53%
  Ahmanson, (H.F.) & Co. ................................  109,500    3,996,750
  BankAmerica Corp. .....................................   36,100    3,637,075
  Charter One Financial, Inc. ...........................   29,700    1,303,088
                                                                    -----------
                                                                      8,936,913
                                                                    -----------
Chemicals                                           1.34%
  Dexter Corp. ..........................................   36,700    1,105,588
  du Pont (E.I.) de Nemours & Co. .......................   48,300    1,919,925
  Olin Corp. ............................................   56,600    4,237,925
  Rohm & Haas Co. .......................................   29,600      518,000
                                                                    -----------
                                                                      7,781,438
                                                                    -----------
Construction & Farm Equipment                       0.54%
  Caterpillar Inc. ......................................   39,500    3,169,875
                                                                    -----------
Consumer Durables                                   0.73%
  Goodyear Tire & Rubber Co. ............................   73,700    3,850,825
  Huffy Corp. ...........................................   28,500      391,875
                                                                    -----------
                                                                      4,242,700
                                                                    -----------
Consumer Products                                   0.30%
  American Greetings Corp. ..............................   54,800    1,750,175
                                                                    -----------
Containers & Packaging                              0.07%
  Sea Containers Ltd., Class A...........................   25,200      390,600
                                                                    -----------
Finance & Financial Services                        3.84%
  Bear, Stearns & Co., Inc. .............................  168,336    4,418,820
  Edwards, (A.G.) & Sons, Inc. ..........................  123,100    3,785,325
  Fremont General Corp. .................................   57,550    1,618,594
  GATX Corp. ............................................   14,400      703,800
  Orion Capital Corp. ...................................   29,000    1,790,750

                              THE ZWEIG FUND, INC.

                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                          NUMBER OF
                                                           SHARES      VALUE
                                                          --------- -----------
Finance & Financial Services (Continued)
  PaineWebber Group, Inc. ...............................   69,200  $ 1,954,900
  Salomon, Inc. .........................................  141,900    7,077,262
  Selective Insurance Group, Inc.........................   24,000      996,000
                                                                    -----------
                                                                     22,345,451
                                                                    -----------
Food & Beverage                                     0.93%
  Adolph Coors Co., Class B..............................   80,000    1,700,000
  Chiquita Brands International, Inc.....................  177,800    2,778,125
  Fleming Companies, Inc.................................   53,600      938,000
                                                                    -----------
                                                                      5,416,125
                                                                    -----------
Home Builder & Materials                            0.28%
  Kaufman & Broad Home Corp. ............................   98,600    1,306,450
  Ryland Group Inc.......................................   26,200      307,850
                                                                    -----------
                                                                      1,614,300
                                                                    -----------
Investment Companies                                4.11%
  Adams Express Co.......................................   35,600      720,900
  Blackrock 2001 Term Trust, Inc. .......................   52,600      420,800
  Blackrock Strategic Term Trust, Inc. ..................   52,600      414,225
  Brazil Fund, Inc. .....................................   91,800    2,260,575
  China Fund, Inc. ......................................   31,300      414,725
  Clemente Global Growth Fund, Inc. .....................   23,400      193,050
  Czech Republic Fund, Inc. .............................    9,000      121,500
  Emerging Germany Fund, Inc. ...........................   54,200      474,250
  Emerging Markets Infrastructure, Inc. .................   40,500      475,875
  Emerging Markets Telecommunications Fund, Inc. ........   22,700      363,200
  Emerging Mexico Fund, Inc. ............................   47,200      359,900
  France Growth Fund, Inc. ..............................   55,700      619,662
  G.T. Global Developing Fund, Inc. .....................   64,800      769,500
  G.T. Global Eastern Europe Fund, Inc. .................   25,400      384,175
  Gabelli Equity Trust, Inc. ............................  115,000    1,078,125
  Gabelli Global Multimedia Trust, Inc. .................   97,100      667,562
  Indonesia Fund, Inc. ..................................   15,700      155,038
  Jakarta Growth Fund, Inc. .............................   12,000      106,500
  Jardine Fleming India Fund, Inc. ......................   26,700      200,250
  Mexico Fund, Inc.......................................   80,600    1,319,825
  Morgan Stanley Russia & New Europe Fund, Inc. .........   15,000      358,125
  New Germany Fund, Inc. ................................  133,800    1,873,200
  Portgugal Fund, Inc. ..................................   22,700      337,663
  R.O.C. Taiwan Fund.....................................   67,800      805,125
  Royce Value Trust, Inc. ...............................  144,155    1,693,821
  Schroder Asian Growth Fund, Inc. ......................   28,900      339,575
  Scudder New Asia Fund, Inc. ...........................   32,100      397,238
  Southern Africa Fund, Inc. ............................   34,400      567,600
  Spain Fund, Inc. ......................................   40,700      462,962

                                                         NUMBER OF
                                                           SHARES      VALUE
                                                         ---------- -----------
Investment Companies (Continued)
  Swiss Helvetia Fund, Inc. ............................   75,200   $ 1,551,000
  Taiwan Fund, Inc. ....................................   60,300     1,484,888
  Templeton China World Fund, Inc. .....................   50,600       632,500
  Templeton Dragon Fund, Inc. ..........................   91,000     1,319,500
  Templeton Vietnam Opportunities Fund, Inc. ...........   34,500       388,125
  Turkish Investment Fund, Inc. ........................   29,900       183,137
                                                                    -----------
                                                                     23,914,096
                                                                    -----------
Industrial Services                                0.20%
  Ogden Corp. ..........................................   55,300     1,168,213
                                                                    -----------
Leisure                                            1.11%
  Brunswick Corp. ......................................   96,500     2,593,437
  Fleetwood Enterprises, Inc. ..........................  100,800     2,520,000
  Royal Caribbean Cruises, Ltd. ........................   44,300     1,351,150
                                                                    -----------
                                                                      6,464,587
                                                                    -----------
Manufacturing                                      3.37%
  Brown Group, Inc. ....................................   59,000       980,875
  Cummins Engine Co., Inc. .............................   71,900     3,684,875
  Excel Industries, Inc. ...............................   34,100       694,788
  Herman Miller, Inc. ..................................   46,300     3,159,975
  Ingersoll-Rand Co. ...................................   20,400       889,950
  Johnson Controls, Inc ................................   27,900     2,245,950
  PACCAR Inc. ..........................................   32,800     2,189,400
  Simpson Industries, Inc. .............................   34,200       337,725
  Standard Products Co. ................................   26,300       611,475
  Timken Co. ...........................................   37,800     2,022,300
  TRW, Inc. ............................................   54,400     2,815,200
                                                                    -----------
                                                                     19,632,513
                                                                    -----------
Metals & Mining                                    3.80%
  ASARCO, Inc. .........................................  114,300     3,214,687
  British Steel, Plc, ADS...............................  148,800     3,961,800
  Cleveland-Cliffs, Inc. ...............................   14,700       621,075
  Cyprus Amax Minerals Co. .............................   65,000     1,543,750
  De Beers Consolidated Mines, ADR......................    7,400       261,775
  Oregon Steel Mills, Inc. .............................  150,700     2,618,412
  Phelps Dodge Corp. ...................................   53,500     3,912,188
  Quanex Corp. .........................................   49,500     1,243,688
  USX-US Steel Group, Inc. .............................  178,000     4,739,250
                                                                    -----------
                                                                     22,116,625
                                                                    -----------
Oil & Oil Services                                 8.19%
  Ashland Oil Inc. .....................................   58,500     2,366,700
  Elf Aquitaine, S.A., ADR..............................  120,400     5,929,700

                              THE ZWEIG FUND, INC.

                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                        NUMBER OF
                                                         SHARES        VALUE
                                                        ---------   -----------
Oil & Oil Services (Continued)
  Helmerich & Payne, Inc. .............................   49,400    $ 2,284,750
  Kerr-McGee Corp. ....................................   75,400      4,665,375
  Murphy Oil Corp. ....................................   56,900      2,674,300
  Occidental Petroleum Corp. ..........................  126,400      3,112,600
  Pennzoil Co. ........................................   63,500      3,286,125
  Phillips Petroleum Co. ..............................  104,300      4,263,262
  Repsol S.A., ADR.....................................   32,500      1,324,375
  Sun Co., Inc. .......................................   31,300        817,712
  Texaco Inc. .........................................   36,600      4,007,700
  USX-Marathon Group, Inc. ............................  276,100      7,696,288
  Valero Energy Corp. .................................   40,500      1,473,187
  YPF Sociedad Anonima, ADR............................  143,000      3,789,500
                                                                    -----------
                                                                     47,691,574
                                                                    -----------
Paper & Forest Products                           1.34%
  Bowater, Inc. .......................................   83,000      3,226,625
  International Paper Co. .............................   54,700      2,126,463
  James River Corp. of Virginia........................   25,700        748,512
  Pope & Talbot Inc. ..................................   29,100        400,125
  Westvaco Corp. ......................................   50,950      1,280,119
                                                                    -----------
                                                                      7,781,844
                                                                    -----------
Retail Trade & Services                           3.10%
  American Stores Co. .................................  110,900      4,935,050
  Dayton Hudson Corp. .................................  139,600      5,828,300
  Mercantile Stores, Inc. .............................   41,800      1,938,475
  Ross Stores, Inc. ...................................   74,600      1,892,975
  Shopko Stores, Inc. .................................   44,200        663,000
  Supervalu, Inc. .....................................   93,600      2,784,600
                                                                    -----------
                                                                     18,042,400
                                                                    -----------
Technology                                        2.79%
  Applied Materials, Inc. .............................   20,800(a)     964,600
  Dell Computer Corp. .................................   36,000(a)   2,434,500
  Digital Equipment Corp. .............................   57,600(a)   1,576,800
  Harris Corp. ........................................   47,700      3,666,938
  Intel Corp. .........................................   22,800      3,172,050
  Microsoft Corp. .....................................   38,700(a)   3,548,306
  Philips Electronics N.V. ADR.........................   20,000        890,000
                                                                    -----------
                                                                     16,253,194
                                                                    -----------
Telecommunications                                2.70%
  BCE, Inc. ...........................................   58,500      2,691,000
  NYNEX Corp. .........................................   30,300      1,382,437

                                                         NUMBER OF
                                                          SHARES      VALUE
                                                         --------- ------------
Telecommunications (Continued)
  Telefonica de Espana S.A., ADS........................   65,900  $  4,728,325
  Telefonos de Mexico S.A., ADS.........................  179,700     6,918,450
                                                                   ------------
                                                                     15,720,212
                                                                   ------------
Tobacco                                            1.05%
  RJR Nabisco Holdings Corp. ...........................  189,200     6,101,700
                                                                   ------------
Transportation                                     2.46%
  Alexander & Baldwin Co. ..............................   10,000       258,750
  APL Ltd. .............................................   42,600       894,600
  British Airways Plc, ADR..............................   18,600     1,955,325
  Canadian Pacific Ltd. ................................  163,100     3,914,400
  Consolidated Freightways, Inc. .......................   94,300     2,557,888
  CSX Corp. ............................................   71,600     3,329,400
  J.B. Hunt Transport Services, Inc. ...................   32,700       453,712
  KLM Royal Dutch Airlines, N.V., ADR...................   34,200       978,975
                                                                   ------------
                                                                     14,343,050
                                                                   ------------
Utilities--electric & natural gas                 10.79%
  Allegheny Power Systems, Inc. ........................   52,600     1,558,275
  American Electric Power Co., Inc. ....................  105,400     4,347,750
  Baltimore Gas & Electric Co. .........................   76,600     2,049,050
  CMS Energy Corp. .....................................   80,000     2,630,000
  DQE, Inc. ............................................   85,950     2,385,113
  DTE Energy Co. .......................................   43,100     1,158,313
  Edison International, Inc. ...........................  205,100     4,614,750
  Entergy Corp. ........................................  132,500     3,246,250
  GPU, Inc. ............................................  110,800     3,559,450
  Illinova Corp. .......................................  100,400     2,296,650
  Montana Power Co. ....................................   43,200       928,800
  New York State Gas & Electric Corp. ..................  102,300     2,212,238
  Ohio Edison Co. ......................................   77,700     1,641,412
  PacifiCorp............................................   87,500     1,870,312
  Pacific Gas & Electric Corp. .........................   87,400     2,053,900
  Pinnacle West Capital Corp. ..........................  106,400     3,205,300
  PP & L Resources, Inc. ...............................   35,000       708,750
  Public Service Enterprises Group, Inc. ...............  152,900     4,013,625
  Questar Corp. ........................................   28,400     1,018,850
  Sierra Pacific Resources, Inc. .......................   59,800     1,756,625
  Sonat, Inc. ..........................................   70,400     3,836,800
  Texas Utilities Co. ..................................  107,000     3,664,750
  Transcanada Pipeline Ltd. ............................  101,500     1,839,688
  Unicom Corp. .........................................  153,800     2,999,100
  United Illuminating Co. ..............................   29,300       765,462
  UtiliCorp United, Inc. ...............................   11,400       290,700
  Western Resources, Inc. ..............................   72,600     2,178,000
                                                                   ------------
                                                                     62,829,913
                                                                   ------------
    Total Common Stocks.................................            346,314,198
                                                                   ------------

                              THE ZWEIG FUND, INC.

                      STATEMENT OF NET ASSETS--(CONCLUDED)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT       VALUE
                                                       ----------  ------------
United States Government & Agency Obligations    3.16%
  Federal National Mortgage Association, 6.85%,
   4/5/2004........................................... $2,765,000  $  2,739,020
  United States Treasury Bills, 5.025%, 5/01/1997.....  2,000,000     1,991,625
  United States Treasury Bonds, 10.75%, 5/15/2003.....  4,000,000     4,771,248
  United States Treasury Bonds, 7.50%, 11/15/2024.....    800,000       826,500
  United States Treasury Notes, 6.875%, 5/15/2006.....  2,400,000     2,386,500
  United States Treasury Notes, 6.50%, 10/15/2006.....  5,900,000     5,713,778
                                                                   ------------
    Total United States Government & Agency                          18,428,671
     Obligations......................................             ------------
Short-Term Investments                          37.23%
  Allied Signal, Inc., 5.32%, 4/2/97.................. 20,000,000    19,997,044
  Bell Network Funding Inc., 5.35%, 4/10/97...........  7,500,000     7,489,969
  Dow Chemical Co., 6.50%, 4/1/97..................... 20,000,000    20,000,000
  Exxon Imperial Co., 5.30%, 4/1/97 .................. 15,000,000    15,000,000
  Ford Motor Credit Corp., 5.30%, 4/4/97.............. 12,100,000    12,094,656
  General Re Corp., 5.72%, 4/1/97..................... 10,000,000    10,000,000
  Goldman Sachs Co., 5.30%, 4/3/97.................... 11,900,000    11,896,496
  Lucent Technology Corp., 5.28%, 4/8/97.............. 12,300,000    12,287,372
  Merrill Lynch & Co., Inc., 5.38%, 4/4/97............ 16,700,000    16,692,513
  Met Life Funding Inc., 5.28%, 4/7/97................ 20,000,000    19,982,400
  Motorola Inc., 5.40%, 4/8/97........................ 20,400,000    20,378,580
  PepsiCo Inc., 5.28%, 4/7/97 ........................ 10,200,000    10,191,024
  Philip Morris Co., 6.10%, 4/2/97.................... 20,800,000    20,796,475
  Xerox Credit Corp., 5.57%, 4/22/97.................. 20,000,000    19,935,017
                                                                   ------------
    Total Short-Term Investments......................              216,741,546
                                                                   ------------
Total Investments ....................................      99.88%  581,484,415
Cash And Other Assets, Less Liabilities ..............       0.12       708,851
                                                       ----------  ------------
Net Assets (Equivalent to $11.32 per share based on        100.00% $582,193,266
 51,442,689 shares of capital stock outstanding)...... ==========  ============

--------
(a) Non-income producing security.

                              THE ZWEIG FUND, INC.

                              FINANCIAL HIGHLIGHTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              NET ASSET VALUE
                                      TOTAL NET ASSETS           PER SHARE
                                  --------------------------  ----------------
NET ASSET VALUE:
 Beginning of period: December
  31, 1996.......................               $589,080,510            $11.45
  Net investment income.......... $  3,913,389                $  0.08
  Net realized and unrealized
   gains on
   investments...................    3,603,317                   0.07
  Dividends from net investment
   income and distributions from
   net-long and short-term         (14,403,950)                 (0.28)
   capital gains................. ------------                -------
   Net decrease in net assets/net
    asset value..................                 (6,887,244)            (0.13)
                                                ------------           -------
 End of period: March 31, 1997...               $582,193,266            $11.32
                                                ============           =======

KEY INFORMATION

1-800-237-2336  THE BANK OF NEW YORK:
                For questions regarding shareholder accounts
                P.O. Box 11258
                Church Street Station
                New York, NY 10286-1158

(212) 644-2188  THE ZWEIG FUND HOT LINE:
                For updates on net
                asset value, share
                price, major industry
                groups and other key
                information

1-800-272-2700  ZWEIG SHAREHOLDER RELATIONS:
                For general information and literature


                               REINVESTMENT PLAN

   Many of you have questions
 about the reinvestment plan. We
 urge shareholders who want to
 take advantage of this plan and
 whose shares are held in "Street
 Name" to consult your broker as
 soon as possible to determine if
 you must change registration in-
 to your own name to participate.


                               ----------------

  Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount of 10% or more from their net asset value.

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

OFFICERS AND DIRECTORS

Martin E. Zweig, Ph.D.
Chairman of the Board and President

Jeffrey Lazar
Vice President and Treasurer

Stuart B. Panish
Vice President and Secretary

Christopher M. Capano
Assistant Vice President

Eugene J. Glaser
Director

Elliot S. Jaffe
Director

Alden C. Olson, Ph.D.
Director

James B. Rogers, Jr.
Director

Anthony M. Santomero, Ph.D.
Director

Robert E. Smith
Director

INVESTMENT ADVISER
Zweig Advisors Inc.
900 Third Avenue
New York, New York 10022
FUND ADMINISTRATOR
Zweig/Glaser Advisers
900 Third Avenue
New York, New York 10022
CUSTODIAN AND TRANSFER AGENT
The Bank of New York
48 Wall Street
New York, New York 10015

LEGAL COUNSEL
Rosenman & Colin LLP
575 Madison Avenue
New York, New York 10022


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